UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR
ASSET-BACKED SECURITIES

Commission File Number of the issuing entity:  333-233850-01

Central Index Key Number of the issuing entity:  0001823046

Exeter Automobile Receivables Trust 2020-3
(Exact name of issuing entity as specified in its charter)

Commission File Number of the depositor:  333-233850

Central Index Key Number of the depositor:  0001654238

EFCAR, LLC
 (Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541713

Exeter Finance LLC
 (Exact name of sponsor as specified in its charter)

Jodi Blanton, (469) 754-4396
 (Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION INCLUDED WITH THIS FORM

Item 1.	The Asset Data File required to be filed in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)) is attached as Exhibit 102 to this Form ABS-EE.

Item 2.	The Asset Related Document required to be filed in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)) is attached as Exhibit 103 to this Form ABS-EE.

 EXHIBIT INDEX

Exhibit 102	Asset Data File

Exhibit 103	Asset Related Document (Additional Explanatory Disclosure)

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

Date:  December 28, 2023

EXETER AUTOMOBILE RECEIVABLES TRUST 2020-3
     (Issuing Entity)

By:     Exeter Finance LLC, as Servicer

By:      /s/ Jeff Briggs
           Name:      Jeff Briggs
           Title:        Senior Vice President and Assistant Treasurer